Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	vvpi_SupplementTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya FTSE 100 Index® Portfolio
("Portfolio")

Supplement dated January 20, 2017
to the Portfolio's Adviser Class and Class I Prospectus
("Prospectus")
dated May 1, 2016

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Portfolio was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Portfolio's classification has changed from a non-diversified fund to a diversified fund effective January 31, 2017. As a result of this classification change, the Portfolio is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolio to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Variable Portfolios, Inc. is organized as a Maryland corporation.

Effective January 31, 2017, the Portfolio's Prospectus is revised as follows:

1.	The fifth paragraph of the section entitled "Principal Investment Strategies" of the Portfolio's Prospectus is deleted in its entirety.

2.	The risk entitled "Issuer Non-Diversification" of the section entitled "Principal Risks" of the Portfolio's Prospectus is hereby deleted in its entirety.

Voya FTSE 100 Index(R) Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvpi_SupplementTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya FTSE 100 Index® Portfolio
("Portfolio")

Supplement dated January 20, 2017
to the Portfolio's Adviser Class and Class I Prospectus
("Prospectus")
dated May 1, 2016

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Portfolio was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Portfolio's classification has changed from a non-diversified fund to a diversified fund effective January 31, 2017. As a result of this classification change, the Portfolio is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolio to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Variable Portfolios, Inc. is organized as a Maryland corporation.

Effective January 31, 2017, the Portfolio's Prospectus is revised as follows:

1.	The fifth paragraph of the section entitled "Principal Investment Strategies" of the Portfolio's Prospectus is deleted in its entirety.

2.	The risk entitled "Issuer Non-Diversification" of the section entitled "Principal Risks" of the Portfolio's Prospectus is hereby deleted in its entirety.